Vessels, net, Vessels' Disposals (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2023 USD ($) Subsidiary	Oct. 31, 2022 USD ($) Subsidiary	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Vessels' Disposals [Abstract]
Number of subsidiaries selling vessels | Subsidiary	1	1
Gain on vessel's sale			$ 15,683	$ 9,543	$ 0
P. Fos [Member]
Vessels' Disposals [Abstract]
Sales price of vessel		$ 34,000
Gain on vessel's sale			9,543
P. Kikuma [Member]
Vessels' Disposals [Abstract]
Sales price of vessel	$ 39,300
Gain on vessel's sale			$ 15,683